Related Parties Transactions - Schedule of Key Management Personnel Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Short-term employee benefits	$ 5,166	$ 9,714	$ 4,162
Post-employment benefits	61	41	55
Termination benefits	395	417	152
Share-based payment expense	2,540	599	2,741
Total	$ 8,161	$ 10,772	$ 7,109